INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Summary of intangible assets

	December 31,	December 31,
	2023	2022
Copyrights	$730,810	$752,288
Software	65,335	43,954
Less: accumulated amortization	(394,596)	(238,016)
	$401,549	$558,226